SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2024
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of June 30, 2024.

The Company’s revenues for the six months ended June 30, 2024 of $27,180 (June 30, 2023 - $19,043) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Silver	$6,748	$3,722	$11,784	$7,330
Copper	5,926	4,062	11,832	8,751
Gold	3,502	2,712	6,535	5,847
Penalties, treatment costs and refining charges	(1,389)	(1,278)	(2,971)	(2,885)
Total revenue from mining operations	$14,787	$9,218	$27,180	$19,043

For the three and six months ended June 30, 2024 and 2023, the Company had the following customers that accounted for total revenues as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Customer #1	$12,691	$7,883	$21,287	$17,108
Customer #2	1,659	1,426	5,443	2,026
Other customers	437	(91)	450	(91)
Total revenue from mining operations	$14,787	$9,218	$27,180	$19,043

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	June 30, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$53,133	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$53,134	$50,111

	June 30, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$52,755	$52,891
Plant, equipment, and mining properties - Canada	474	178
Total plant, equipment, and mining properties	$53,229	$53,069